Right-of-use Assets, Net	12 Months Ended
Dec. 31, 2021
Right-of-use Assets, Net
Right-of-use Assets, Net
12.	Right-of-use Assets, Net

The analysis of the changes of right-of-use assets, net, is as follows:

			Satellite		Technical		Computer
	Buildings		Transponders		Equipment		Equipment		Others		Total
Cost:
January 1, 2020	Ps.	5,085,242	Ps.	4,275,619	Ps.	1,688,829	Ps.	—	Ps.	58,021	Ps.	11,107,711
Additions		655,135		—		195,153		—		66,791		917,079
Reclassifications		(107,075)		—		—		—		107,075		—
Retirements		(169,899)		—		—		—		(749)		(170,648)
Effect of translation		1,181		—		—		—		—		1,181
December 31, 2020	Ps.	5,464,584	Ps.	4,275,619	Ps.	1,883,982	Ps.	—	Ps.	231,138	Ps.	11,855,323
Additions		1,166,607		—		115,591		437,361		154,159		1,873,718
Retirements		(342,237)		—		—		—		(63,837)		(406,074)
Effect of translation		270		—		—		—		—		270
December 31, 2021	Ps.	6,289,224	Ps.	4,275,619	Ps.	1,999,573	Ps.	437,361	Ps.	321,460	Ps.	13,323,237

Depreciation:
January 1, 2020	Ps.	(608,513)	Ps.	(2,066,549)	Ps.	(847,437)	Ps.	—	Ps.	(32,160)	Ps.	(3,554,659)
Depreciation of the year		(607,791)		(285,041)		(140,985)		—		(62,957)		(1,096,774)
Reclassifications		35,312		—		—		—		(35,312)		—
Retirements		4,211		—		156		—		3,806		8,173
Effect of translation		102		—		—		—		—		102
December 31, 2020	Ps.	(1,176,679)	Ps.	(2,351,590)	Ps.	(988,266)	Ps.	—	Ps.	(126,623)	Ps.	(4,643,158)
Depreciation of the year		(611,120)		(285,042)		(132,862)		(83,342)		(35,682)		(1,148,048)
Retirements		72,065		—		352		—		223		72,640
Effect of translation		(104)		—		—		—		—		(104)
December 31, 2021	Ps.	(1,715,838)	Ps.	(2,636,632)	Ps.	(1,120,776)	Ps.	(83,342)	Ps.	(162,082)	Ps.	(5,718,670)

Carrying amount:
At January 1, 2020	Ps.	4,476,729	Ps.	2,209,070	Ps.	841,392	Ps.	—	Ps.	25,861	Ps.	7,553,052
At December 31, 2020	Ps.	4,287,905	Ps.	1,924,029	Ps.	895,716	Ps.	—	Ps.	104,515	Ps.	7,212,165
At December 31, 2021	Ps.	4,573,386	Ps.	1,638,987	Ps.	878,797	Ps.	354,019	Ps.	159,378	Ps.	7,604,567

Depreciation charges are presented in Note 21.